Loans Payable to Third Parties (Tables)	12 Months Ended
Aug. 31, 2023
Loans Payable to Third Parties [Abstract]
Schedule of Loans Payable to Third Parties
	August 31,	August 31,
	2023	2022
Loans payable to third parties - current	$5,705	$4,500
Loans payable to third parties - non-current	1,200	-
Loans payable to third parties	$6,905	$4,500